FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

March 4, 2024

Filed via EDGAR (CIK # 0000856119)

 U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:   Franklin Value Investors Trust (Registrant)

File Nos. File No.: 033-31326 and 811-05878

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, is Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (Amendment) relating to the Franklin Microcap Value Fund (Fund) series of the Registrant, which is being filed under Rule 485(a)(1) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940.

The Amendment is being filed to reflect: (i) a change in the Fund’s name and associated 80% investment policy; (ii) related changes to the Fund’s investment strategies; (iii) a change to the Fund’s primary benchmark index; and (iv) a reduction in the Fund’s management fee and the imposition of a fee and expense waiver. As noted on the facing page, the Amendment relates only to the Fund and does not otherwise delete, amend, or supersede any other information relating to the prospectuses or statement of additional information (SAI) of any other series of the Registrant.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain non-material or financial information contained in the prospectus and SAI.

 Please direct any questions or comments relating to this filing to Amy C. Fitzsimmons at (215) 564-8711.

Sincerely yours,

FRANKLIN VALUE INVESTORS TRUST

/s/ Alexander Y. Kymn

Alexander Y. Kymn

Vice President and Secretary

AYK/sk